Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2019
Allowance for Doubtful Accounts [Abstract]
Allowance for Doubtful Trade Accounts Receivable
The allowance for doubtful trade accounts receivable for the years ended December 31, 2019, 2018 and 2017 consisted of the following.

	2019	2018	2017
Balance at beginning of the period	$17.4	$18.7	$18.7
Provision charged to expense	3.6	1.8	3.5
Write-offs, net of recoveries	(2.4)	(2.2)	(4.8)
Charged to other accounts(1)	(0.2)	(0.9)	1.3
Balance at end of the period	$18.4	$17.4	$18.7

(1)	Primarily includes the effect of foreign currency translation adjustments for the Company’s subsidiaries with functional currencies other than the USD.